CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0
Other comprehensive (loss) income, tax	¥ 0	¥ 0	¥ 0